RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Sep. 30, 2010
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
17.  RECENT ACCOUNTING PRONOUNCEMENTS

In January, 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06, Fair Value Measurements and Disclosures (Topic 820) (“Update”).  The Update requires new disclosures about transfers in and out of Levels 1 and 2 and separate disclosures for Level 3 purchases, sales, issuances and settlements (gross rather than net).  The Update also clarifies existing disclosures for each class of assets and liabilities and disclosures about the valuation techniques and input methods used in Level 2 and 3 measurements.  The Update is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 disclosures about purchases, sales, issuances and settlements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.

In July, 2010, the FASB issued ASU No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (“Update”).  The Update provides for additional disclosures to be used to assess an entity's credit risk exposures and evaluate the adequacy of its allowance for credit losses.  Existing disclosures will be expanded on a disaggregated basis, by portfolio segment and class of financing receivable.  Additional disclosures will be required for financing receivables, such as aging of receivables and information on troubled debt restructurings.  For public entities, the disclosures as of the end of a reporting period are effective for interim and annual periods ending on or after December 15, 2010.  The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010.

In January, 2011 the FASB issued Accounting Standards Update (“ASU”) No. 2011-01, Receivables (Topic 310):  Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20.  Under the effective date in ASU 2010-20, public-entity creditors would have provided disclosures about troubled debt restructurings for periods beginning on or after December 15, 2010. In 2011-01, the new disclosures were anticipated to be effective for interim and annual periods ending after June 15, 2011.  ASU 2011-01 does not defer the effective date of the other disclosure requirements of ASU 2010-20.

In April, 2011, the FASB issued ASU No. 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring.  This update provides additional guidance to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring.  It also provides for disclosure of previously deferred information for interim and annual periods beginning on or after June 15, 2011.

In May, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  The amendments in this update result in common fair value measurement and disclosure requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”) and change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820.  Some of the amendments clarify the intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  The amendments are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.